Segment, Product and Geographic Information - Revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment, Product and Geographic Information
Contract liabilities-current	$ 3,322	$ 10,622
Revenue that was included in contract liability balance at beginning of period	$ 8,714